INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit computed at federal statutory rate					$ 6,988,153	$ (28,058)
Effect of pass through entities					(6,147,068)	(75,650)
State taxes, net of federal benefit					174,024	(21,458)
Valuation allowance					(125,166)	125,166
Income tax rate	$ 1,710,315	$ 352,081	$ 2,238,419	$ 648,887	$ 889,943	$ 0